Document And Entity Information (USD $)	6 Months Ended
	Sep. 30, 2012	Nov. 12, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Coronus Solar Inc.
Document Type	10-Q
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding		17,219,486
Entity Public Float		$ 5,485,010
Amendment Flag	true
Amendment Description	The sole purposes of this Amendment to the Registrant’s Quarterly Report on Form 10-Q for the period ended June 30, 2012 is to furnish the Interactive Data File exhibits pursuant to Rule 405 of Regulation S-T. Subsequent Events. No other changes have been made to this Form 10-Q other than to reflect events occurring subsequent to the filing of this Form 10-Q.
Entity Central Index Key	0001448900
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2

Consolidated Balance Sheets(USD ($))	Sep. 30, 2012	Mar. 31, 2011
CURRENT
Cash and cash equivalents	$ 600,661	$ 327
Other receivables	6,563	900
Prepaid expenses and deposit (Note 16(d))	209,556	42,149
Assets held for sale (Note 9)		40,161
TOTAL CURRENT ASSETS	816,780	83,537
CONSTRUCTION IN PROGRESS (Note 16(a))	658,440	6,584,400
PROPERTY, PLANT AND EQUIPMENT (Note 7)	934,917	334,789
INTANGIBLE ASSET (Note 8)	598	4,180
TOTAL ASSETS	2,410,735	7,006,906
CURRENT
Accounts payable and accrued liabilities	23,122	144,656
Loan from a shareholder (Note 10)		243,288
Convertible notes payable (Note 12)		15,198
Notes payable (Note 11)	69,184	37,100
Liabilities held for sale		33,475
TOTAL CURRENT LIABILITIES	93,223	473,717
NOTES PAYABLE (Note 11)	541,917	202,084
TOTAL LIABILITIES	634,223	675,801
STOCKHOLDERS’ EQUITY SHARE CAPITAL (Note 13)
Issued and outstanding: 17,219,486 common shares (March 31, 2012: 27,096,086)	1,548,492	7,474,452
ADDITIONAL PAID IN CAPITAL	598,534	598,534
ACCUMULATED OTHER COMPREHENSIVE LOSS	(27,725)	(26,232)
DEFICIT, accumulated during the development stage	(342,789)	(1,715,649)
TOTAL STOCKHOLDERS’ EQUITY	1,776,512	6,331,105
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 2,410,735	$ 7,006,906

Consolidated Balance Sheets (Parentheticals)	Sep. 30, 2012	Mar. 31, 2011
Common stock, issued	17,219,486	27,096,086
Common stock, outstanding	17,219,486	27,096,086

Consolidated Statements of Operations and Comprehensive Loss(USD ($))	3 Months Ended		6 Months Ended		130 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
REVENUE					$ 1,751
EXPENSES
Amortization	1,801	1,805	3,604	3,611	56,751
Consulting fee	23,941				20,928
Interest on shareholder loan		2,169	430	4,551	28,303
Interest and bank charges	1,847	4,312	9,054	5,670	41,908
Office and miscellaneous	11,728	17,506	26,065	31,439	132,755
Professional fees	19,214	18,136	49,468	40,865	398,867
Repairs and maintenance					869
Salaries and wages	25,290	24,548	50,182	39,016	519,396
Stock based compensation					492,309
Telephone and utilities	6	230	193	421	12,570
Advertising and promotion	58		402	143	9,526
Travel				22	3,156
Feasibility study	72,857	25,000	116,157	41,733	233,027
Foreign exchange loss	944	(830)	8,457	2,748	14,191
Write-down of land deposits				3,210	11,610
Write down in website development costs					17,390
Write-off trademark cost					279
Write-off on discount of convertible notes			80,237		80,237
	133,745	92,876	344,249	173,429	2,074,072
OTHER ITEMS
Interest income	85		85		116
Debt forgiven					13,192
Gain on sale of assets	908,030		1,717,024		1,717,024
Others					(800)
	908,115		1,717,109		1,729,532
NET INCOME (LOSS) FOR THE PERIOD	774,370	(92,876)	1,372,860	(173,429)	(342,789)
Other comprehensive income (loss) for the period
Exchange difference on translation	(3,306)	17,480	(1,493)	14,323	(27,725)
COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD	$ 771,064	$ (75,396)	$ 1,371,367	$ (159,106)	$ (370,514)
Profit (loss) per share - Basic (in Dollars per share)	$ 0.04	$ 0	$ 0.06	$ (0.01)
Weighted average number of common shares outstanding - basic (in Shares)	22,050,432	27,079,086	24,559,473	27,004,496
Profit (loss) per share - Diluted (in Dollars per share)	$ 0.03	$ 0	$ 0.05	$ (0.01)
Weighted average number of common shares outstanding - diluted (in Shares)	22,875,748	27,079,086	25,384,789	27,004,496

Consolidated Statements of Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit during Development Stage [Member]	Total
at Mar. 31, 2008		$ 164,740	$ (7,526)	$ (846,780)	$ (7,567)
at Mar. 31, 2008				(172,863)	(172,863)
Stock issued for cash at $0.0002 per share
Forgiveness of debt by a director and shareholder		31,932			31,932
Stock issued for debt at $0.0725 per share
Imputed interest from shareholder loan		2,228			2,228
Exercise of warrants at $0.055 per share
		55,180			55,180
Comprehensive income (loss):
Currency translation adjustment			10,232		10,232
at Mar. 31, 2009	681,999	254,080	2,706	(1,019,643)	(80,858)
at Mar. 31, 2009				(172,863)	(172,863)
(in Shares) at Mar. 31, 2009	13,542,586
Stock issued for cash at $0.0002 per share
Forgiveness of debt by a director and shareholder		33,015			33,015
Stock issued for debt at $0.0725 per share
Imputed interest from shareholder loan		4,997			4,997
Exercise of warrants at $0.055 per share
		26,144			26,144
Comprehensive income (loss):
Currency translation adjustment			(25,943)		(25,943)
Stock issued for acquisition of Coronus Energy Corp.
on November 2, 2009	10,752	10,886			21,638
on November 2, 2009 (in Shares)	2,000,000				2,000,000
at Mar. 31, 2010	692,751	329,122	(23,237)	(1,174,823)	(176,187)
at Mar. 31, 2010				(155,180)	(155,180)
(in Shares) at Mar. 31, 2010	15,542,586
Stock issued for cash at $0.0002 per share
	70,693				70,693
(in Shares)	212,500				212,500
Stock issued for construction of solar power plants on March 31, 2011	6,584,400				6,584,400
Stock issued for construction of solar power plants on March 31, 2011	10,974,000
Forgiveness of debt by a director and shareholder		35,420			35,420
Comprehensive income (loss):
Currency translation adjustment			(11,701)		(11,701)
at Mar. 31, 2011	7,347,844	364,542	(34,938)	(1,344,851)	6,331,105
at Mar. 31, 2011				(170,028)	(170,028)
(in Shares) at Mar. 31, 2011	26,729,086				27,096,086
Stock issued for cash at $0.0002 per share
	120,838	90,628			211,466
(in Shares)	350,000
Forgiveness of debt by a director and shareholder		38,165			38,165
Warrants and conversion beneficiary features		100,698			100,698
Comprehensive income (loss):
Currency translation adjustment			8,706		8,706
at Mar. 31, 2012	7,474,452	598,534	(26,232)	(1,715,649)	6,331,105
at Mar. 31, 2012				(370,798)	(370,798)
(in Shares) at Mar. 31, 2012	27,096,086
at Dec. 04, 2001				(376,277)	(376,277)
Stock issued for service at $0.0525 per share
on December 5, 2001	3,931				3,931
on December 5, 2001 (in Shares)	75,000
Stock issued for cash at $0.0002 per share
	353,767				353,767
(in Shares)	6,750,000
Exercise of warrants at $0.055 per share
		6,026			6,026
Comprehensive income (loss):
Currency translation adjustment			(9)		(9)
at Mar. 31, 2002	373,420	6,026	(9)	(376,277)	3,160
at Mar. 31, 2002				(376,277)	(376,277)
(in Shares) at Mar. 31, 2002	7,125,000
Stock issued for cash at $0.0002 per share
	2,008				2,008
(in Shares)	27,644
at Mar. 13, 2003
at Mar. 31, 2002	373,420	6,026	(9)	(376,277)	3,160
at Mar. 31, 2002				(67,360)	(67,360)
(in Shares) at Mar. 31, 2002	7,125,000
Stock issued for cash at $0.0002 per share
	12,916				12,916
(in Shares)	235,294				500,004
Stock issued for debt at $0.0725 per share
	1,615				1,615
(in Shares)	22,222
Imputed interest from shareholder loan		340			340
Exercise of warrants at $0.055 per share
	12,916				12,916
(in Shares)	235,294
		1,957			1,957
Comprehensive income (loss):
Currency translation adjustment			197		197
at Mar. 31, 2003	437,194	8,323	188	(443,637)	2,068
at Mar. 31, 2003				(67,360)	(67,360)
(in Shares) at Mar. 31, 2003	8,117,814
Stock issued for cash at $0.0002 per share
	7,403				7,403
(in Shares)	88,890				500,006
Stock issued for debt at $0.0725 per share
	1,851				1,851
(in Shares)	22,222
Comprehensive income (loss):
Currency translation adjustment			(265)		(265)
at Mar. 31, 2004	484,390	8,323	(77)	(506,693)	(14,057)
at Mar. 31, 2004				(63,056)	(63,056)
(in Shares) at Mar. 31, 2004	8,684,486
Stock issued for cash at $0.0002 per share
	47,054				47,054
(in Shares)	1,200,000				1,910,000
Forgiveness of debt by a director and shareholder		3,921			3,921
Comprehensive income (loss):
Currency translation adjustment			(12,847)		(12,847)
at Mar. 31, 2005	606,339	12,244	(12,924)	(572,145)	33,514
at Mar. 31, 2005				(65,452)	(65,452)
(in Shares) at Mar. 31, 2005	11,794,486
Stock issued for cash at $0.0002 per share
Forgiveness of debt by a director and shareholder		34,798			34,798
Stock issued for debt at $0.0725 per share
	16,586				16,586
(in Shares)	395,600
Imputed interest from shareholder loan		350			350
Exercise of warrants at $0.055 per share
	8,385				8,385
(in Shares)	200,000
		31,972			31,972
Comprehensive income (loss):
Currency translation adjustment			1,059		1,059
at Mar. 31, 2006	635,502	79,364	(11,865)	(684,918)	18,083
at Mar. 31, 2006				(112,773)	(112,773)
(in Shares) at Mar. 31, 2006	12,490,086
Stock issued for cash at $0.0002 per share
	26,369				26,369
(in Shares)	600,000				1,000,000
Forgiveness of debt by a director and shareholder		31,643			31,643
Stock issued for debt at $0.0725 per share
Imputed interest from shareholder loan		939			939
Exercise of warrants at $0.055 per share
		7,932			7,932
Comprehensive income (loss):
Currency translation adjustment			(108)		(108)
at Mar. 31, 2007	679,450	119,877	(11,973)	(750,348)	37,006
at Mar. 31, 2007				(65,430)	(65,430)
(in Shares) at Mar. 31, 2007	13,490,086
Stock issued for cash at $0.0002 per share
Forgiveness of debt by a director and shareholder		34,950			34,950
Stock issued for debt at $0.0725 per share
	2,548				2,548
(in Shares)	52,500
Imputed interest from shareholder loan		1,126			1,126
Exercise of warrants at $0.055 per share
		8,787			8,787
Comprehensive income (loss):
Currency translation adjustment			4,447		4,447
at Mar. 31, 2008	681,999	164,740	(7,526)	(846,780)	(7,567)
at Mar. 31, 2008				(96,432)	(96,432)
(in Shares) at Mar. 31, 2008	13,542,586
at Mar. 31, 2012	7,474,452		(26,232)	(1,715,649)	6,331,105
at Mar. 31, 2012				1,372,860	1,371,367
(in Shares) at Mar. 31, 2012	27,096,086
Comprehensive income (loss):
Currency translation adjustment			(1,493)		(1,493)
Stock cancelled for amendment of agreement on
August 15, 2012	(5,925,960)				(5,925,960)
August 15, 2012 (in Shares)	(9,876,600)
Stock issued for acquisition of Coronus Energy Corp.
on November 2, 2009 (in Shares)					9,876,600
at Sep. 30, 2012	1,548,492	598,534	(27,725)	(342,789)	1,776,512
at Sep. 30, 2012				$ 1,372,860	$ 1,371,367
(in Shares) at Sep. 30, 2012	17,219,486				17,219,486

Consolidated Statements of Cash Flows (USD $)	6 Months Ended	18 Months Ended	118 Months Ended	130 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2011	Sep. 30, 2012
OPERATING ACTIVITIES
Net income (loss) from operations	$ 1,372,860	$ (173,429)	$ (342,789)	$ (342,789)
Adjustments to reconcile net loss to net cash
Amortization	3,603	3,611	56,750
Foreign exchange gain/loss	(8,457)	2,748	(20,930)	(14,191)
Forgiveness of debt		39,016	249,069
Imputed interests			27,873
Share issued for services / debts			26,301
Stock based compensation			492,309	492,309
Amortization on discount of convertible notes	86,818		102,016
Gain on sale of assets	(1,717,024)		(1,717,024)
Write down of website development costs			17,390	17,390
Write-off trademark cost			279	279
Changes in non-cash working capital:
Other receivables	(5,544)	(4,420)	(5,189)
Prepaid expenses	(167,379)	(16,252)	(233,399)
Accounts payables and accrued liabilities	(120,399)	19,636	57,280
NET CASH USED IN OPERATING ACTIVITIES	(547,065)	(129,090)	(1,290,064)
INVESTING ACTIVITIES
Property, plant and equipment			(1,871)
Land acquisition	(229,354)	(38,220)	(361,944)
Land Deposit		15	(46,408)
Net proceeds on sales of assets	1,723,710		1,723,710
Intangible asset			(369)
NET CASH USED IN INVESTING ACTIVITIES	1,494,356	(38,205)	1,313,118
FINANCING ACTIVITIES
Issuance of common shares		218,522	591,861
Loan from a shareholder	(242,466)	(37,585)	(46,849)
Payment of deferred financing fee		(10,667)
Note payable			37,100
Convertible note payable	(101,965)		(1,267)
NET CASH FROM FINANCING ACTIVITIES	(344,432)	170,270	580,844
EFFECT OF EXCHANGE RATE ON CASH	(2,525)	(6,477)	(3,237)
NET INCREASE (DECREASE) IN CASH	600,284	(3,502)	600,611
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS - Beginning of Period	327	6,233
CASH AND CASH EQUIVALENTS - End of Period	600,661	2,731	2,731	600,661
SUPPLEMENTAL CASH FLOWS INFORMATION
Interest expense paid in cash	34,994	7,765	52,630
NON-CASH FINANCING ACTIVITIES
Issuance of common shares for acquisition of Coronus Energy Corp.			21,638
Establishment of intangible asset through acquisition of Coronus Energy Corp.			21,500
Issuance of common shares for construction of solar power plant			6,584,400
Cancellation of common shares for amendment of the agreement	$ (5,925,960)		$ 5,925,960

Note 1 - Nature of Operations	15 Months Ended
Sep. 30, 2012
Nature of Operations [Text Block]
Note 1 – Nature of Operations

Coronus Solar Inc. (“the Company”) was incorporated under the Canada Business Corporations Act on December 3, 2001 under the name “The LectureNet Learning Corporation” and was registered extra-provincially in the Province of British Columbia on January 24, 2002. The name of the Company was changed to InsightfulMind Learning, Inc. effective August 26, 2002 and was further changed to Coronus Solar Inc. on November 3, 2009.

The Company’s current business is to deploy and operate utility-scale solar power systems in the State of California, U.S.A. The Company is located in the City of Vancouver, Province of British Columbia, Canada.

On November 2, 2009, the Company completed an agreement (the “Share Purchase Agreement”) to acquire all of the issued and outstanding shares of Coronus Energy Corp. (“Coronus”), a start-up stage company founded to deploy and operate utility-scale solar power systems in the State of California. Under the Share Purchase Agreement, the Company acquired all of the outstanding shares of Coronus in exchange for 2,000,000 (post stock forward split) common shares of the Company, at a deemed value of $0.025 per share.

Under the Share Purchase Agreement, 2,025,000 common shares of the Company held by Mr. Jeff Thachuk, President of the Company, were transferred to Mr. Mark Burgert, the sole principal of Coronus, for $1, on August 19, 2009 and an aggregate of 905,000 (post stock forward split) stock options of the Company held by various persons were cancelled on August 10, 2009. Mr. Thachuk was appointed as a director and the Chairman, CEO, CFO, Secretary and Treasurer of Coronus, with Mr. Burgert continuing to hold the office of President of Coronus.

The transfer of the 2,025,000 common shares of the Company held by Mr. Thachuk to Mr. Burgert was treated, as a contribution by Mr. Thachuk, as part of the consideration for the acquisition of Coronus. Accordingly, a total of 4,025,000 common shares was determined as the consideration for the acquisition.

The Company engaged Mr. Burgert as a consultant, and in consideration for this engagement, granted to Mr. Burgert an aggregate of 350,000 options exercisable at a price of $0.065 per share. Additionally, the 9,050,000 common shares of the Company that are now collectively held between Messrs. Thachuk and Burgert have been placed into voluntary escrow, to be released to each of them on the basis of one common share each for each $0.50 earned in revenue by the Company on a consolidated basis.

Note 2 - Basis of Presentation - Going Concern Uncertainties	15 Months Ended
Sep. 30, 2012
Basisof Presentation Going Concern Uncertainties
Note 2 – Basis of Presentation - Going Concern Uncertainties

The Company is considered a development stage company as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 915 “Development Stage Entities”. The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States, which contemplate continuation of the Company as a going concern.  However, the Company has limited operations and has sustained operating losses in recent years resulting in an accumulated deficit. In view of these matters, realization of a major portion of the assets in the accompanying balance sheet is dependent upon the continued operations of the Company, which in turn is dependent upon the Company’s ability to meet its financing requirements, and the success of its future operations.

The Company’s ability to continue as a going concern is in substantial doubt and is dependent upon obtaining additional financing and/or achieving a sustainable profitable level of operations. Management plans to obtain additional financing through the issuance of shares, in order to allow the Company to complete its development phase and commence earning revenue. These financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern and therefore be required to realize its assets and discharge its liabilities other than in the normal course of business.

The Company will seek additional equity as necessary and it expects to raise funds through private or public equity investment in order to support existing operations and expand the range of its business. There is no assurance that such additional funds will be available for the Company on acceptable terms, if at all.

Information on the Company’s working capital and deficit is:

	September 30,	March 31,
	2012	2012

Working capital (deficiency)	$723,557	$(390,180)
Deficit	342,789	1,715,649

Note 3 - Summary of Significant Accounting Policies	15 Months Ended
Sep. 30, 2012
Significant Accounting Policies [Text Block]
Note 3 – Summary of Significant Accounting Policies

The accompanying unaudited consolidated interim financial statements have been prepared in accordance with the instruction from Form 10-Q pursuant to the rules and regulations of the Securities and Exchange Commission and, therefore, do not include all information and notes normally provided in the audited financial statements and should be read in conjunction with the Company’s audited consolidated financial statements for fiscal year ended March 31, 2012 filed with the United States Securities and Exchange Commission. The result of operations for the interim periods presented is not necessarily indicative of the results to be expected for the full year.

The accompanying unaudited consolidated interim balance sheets, statements of operations and comprehensive income (loss), stockholders’ equity and cash flows reflected all adjustments, consisting of normal recurring adjustments, that are, in the opinion of management, necessary for a fair presentation of the financial position of the Company, at September 30, 2012, and the results of operations and cash flows for the six months ended September 30, 2012, and for the period from December 3, 2001 (Date of Commencement) to September 30, 2012.

Note 4 - Accounting Pronouncements Adopted During the Period	15 Months Ended
Sep. 30, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
Note 4 – Accounting Pronouncements Adopted During the Period

(i) Presentation of Comprehensive Income

On April 1, 2012, the Company adopted the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”. ASU 2011-05 provides guidance on the presentation of comprehensive income. This guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. The guidance allows two presentation alternatives: (1) present items of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income; or (2) in two separate, but consecutive, statements of net income and other comprehensive income. The Company has chosen alternative 1 for the presentation of comprehensive income.

Note 5 - New Accounting Pronouncements	15 Months Ended
Sep. 30, 2012
New Accounting Pronouncements, Policy [Policy Text Block]
Note 5 – New Accounting Pronouncements

(i) Disclosures About Offsetting Assets and Liabilities

In December, 2011, the FASB issued ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities”, in an effort to improve comparability between US GAAP and IFRS financial statements with regard to the presentation of offsetting assets and liabilities on the statement of financial position arising from financial and derivative instruments, and repurchase agreements. The ASU establishes additional disclosures presenting the gross amounts of recognized assets and liabilities, offsetting amounts, and the net balance reflected in the statement of financial position. Descriptive information regarding the nature and rights of the offset must also be disclosed. This guidance is effective as of the beginning of a fiscal year that begins after January 1, 2013. The adoption of the new guidance is not expected to have an impact on the Company’s financial statements.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s financial statements upon adoption.

Note 6 - Earnings (Loss) per Share	3 Months Ended
Sep. 30, 2012
Earnings Per Share [Text Block]
Note 6 – Earnings (Loss) per Share

The calculation of basic earnings per share for the three months and six months ended September 30, 2012 was based on the net income attributable to common shareholders of $774,370 and $1,372,860 respectively, and a weighted average number of common shares outstanding of 22,050,432 and 24,559,473.

The calculation of diluted earnings per share for the three months and six months ended September 30, 2012 was based on the net income attributable to common shareholders of $774,370 and $1,372,860 respectively, and a diluted weighted average number of common shares outstanding of 22,875,748 and 25,384,789.

The calculation of basic loss per share for the three months and six months ended September 30, 2011 was based on the net loss attributable to common shareholders of $92,876 and $173,429 respectively, and a weighted average number of common shares outstanding of 27,079,086 and 27,004,496.

The calculation of diluted loss per share for the three months and six months ended September 30, 2011 was antidilutrive as the Company incurred a net loss attributable to common shareholders of $92,876 and $173,429 respectively.

(a) Basic earnings per share

Weighted average number of common shares for basic earnings (loss) per share calculations:

	Three months ended		Six months ended
	September 30,		September 30,
	2012	2011	2012	2011

Issued common share at April 1	27,096,086	26,729,086	27,096,086	26,729,086
Issued during the period	-	350,000	-	275,410
Cancelled during the period	(5,045,654)	-	(2,536,613)	-
Weighted average number of common shares at September 30	22,050,432	27,079,086	24,559,473	27,004,496

(b) Diluted earnings per share

Weighted average number of common shares for diluted earnings (loss) per share calculations:

	Three months ended		Six months ended
	September 30,		September 30,
	2012	2011	2012	2011

Weighted average number of common shares at September 30	22,050,432	27,079,086	24,559,473	27,004,496
Effect of share options on issue	691,900	-	691,900	-
Effect of share warrants on issue	133,417	-	133,417	-
Diluted Weighted average number of common shares at September 30	22,875,748	27,079,086	25,384,789	27,004,496

For the three months and six months ended September 30, 2011, 740,000 share options and 533,666 share warrants were excluded from the diluted weighted average number of common shares calculation as their effect would have been anti-dilutive.

The average market value of the Company’s shares for purposes of calculating the dilutive effect of share options and warrants was based on quoted market prices for the period during which the options were outstanding.

Note 7 - Property, Plant and Equipment	3 Months Ended
Sep. 30, 2012
Property, Plant and Equipment Disclosure [Text Block]
Note 7 - Property, Plant and Equipment

Property, plant and equipment at September 30, 2012 and March 31, 2012 were summarized as follows:

		Accumulated	Net book
September 30, 2012	Cost	depreciation	value

Office equipment	$1,396	$1,256	$140
Computer equipment	1,067	1,034	33
Land	934,744	-	934,744
	$937,207	$2,290	$934,917

		Accumulated	Net book
March 31, 2012	Cost	depreciation	value

Office equipment	$1,373	$1,220	$153
Computer equipment	1,051	1,014	37
Land	334,599	-	334,599
	$337,023	$2,234	$334,789

Acquisition of Vacant Land

(i) Twentynine Palms East

On August 28, 2010, the Company’s wholly-owned subsidiary, Coronus Energy Corp. (“Coronus”), entered into a Vacant Land Purchase Agreement (“the “Twentynine Palms East Agreement”) to acquire a 30 acre parcel of vacant land, situated east of Twentynine Palms, in the County of San Bernardino, California. The purchase price was $32,000. The transaction closed on January 24, 2011.

(ii) Newberry Springs

On January 24, 2011, Coronus entered into a Vacant Land Purchase Agreement (the “Newberry Springs Agreement”) to acquire a 20 acre parcel of vacant land, situated in Newberry Springs, in the County of San Bernardino, California. The purchase price was $45,000. Coronus paid $8,000 and the vendor agreed to carry back the balance amount of $37,000 for two years at 6.5% per annum interest, with monthly payments of interest only. The transaction closed on March 17, 2011.

(iii) Twentynine Palms North

On January 23, 2011, Coronus entered into a Vacant Land Purchase Agreement (the “Twentynine Palms North Agreement”) to acquire a 39.25 acre parcel of vacant land, situated north of Twentynine Palms, in the County of San Bernardino, California. The purchase price was $40,000. Coronus paid $8,000 and the vendor agreed to carry back the balance amount of $32,000 for two years at 6.5% per annum interest, with monthly payments of interest only. The transaction closed on May 16, 2011.

(iv) Joshua Tree East

On May 9, 2011, Coronus entered into a Vacant Land Purchase Agreement (the “Joshua Tree East Agreement”) to acquire a 56.03 acre parcel of vacant land, situated east of Joshua Tree, in the County of San Bernardino, California. The purchase price was $200,000. Coronus paid $30,000 and the vendor agreed to carry back the balance amount of $170,000 for three years at 6.5% per annum interest, with monthly payments of interest only. The transaction closed on June 30, 2011.

(v) Adelanto West Agreement

On September 23, 2011, Coronus entered into a Vacant Land Purchase Agreement (the “Adelanto West Agreement”) to acquire a 40 acre parcel of vacant land, situated in the City of Adelanto, County of San Bernardino, California. The purchase price was $400,000. Coronus paid $165,000 and the vendor agreed to carry back the balance amount of $235,000 for three years at 6.5% per annum interest, with monthly payments of interest only. The transaction closed on April 19, 2012.

(vi) Yucca Valley East Agreement

On October 9, 2011, Coronus entered into a Vacant Land Purchase Agreement (the “Yucca Valley East Agreement”) to acquire a 34.07 acre parcel of vacant land, situated east of Yucca Valley, in the County of San Bernardino, California. The purchase price was $170,000. Coronus paid $34,000 and the vendor agreed to carry back the balance amount of $136,000 for two years at 6.5% per annum interest, with monthly payments of interest only. The transaction closed on August 17, 2012.

Note 8 - Construction in Progress	15 Months Ended
Sep. 30, 2012
Constructionin Progress
Note 8 - Construction in Progress

On August 15, 2012, the Company amended the purchase agreement for utility-scale, ground-mount, solar photovoltaic (PV) power systems (the “Solar Power Systems Agreement”), the Company entered into with Coronus and Belectric Inc. (“Belectric”), on March 31, 2011. Under the amended agreement (the “Amended Solar Power Systems Agreement”), the parties agreed to negotiate, in good faith, the purchase price of solar power systems on a per solar power system basis. As additional purchase and sale consideration, Belectric kept 1,097,400 of the original payment shares. Accordingly, 9,876,600 of the original payment shares were cancelled, resulting to a reduction of construction in progress of $5,925,960 [see Note 18(a)].

As of September 30, 2012, the Company recorded Construction in Progress of $658,440.

Note 9 - Intangible Assets	15 Months Ended
Sep. 30, 2012
Intangible Assets Disclosure [Text Block]
Note 9 - Intangible Assets

The Business Plan was acquired through the acquisition of Coronus Energy Corp. on November 2, 2009. The capital cost was amortized over 3 years.

Intangible assets at September 30, 2012 and March 31, 2012 were summarized as follows:

		Accumulated		Net book
September 30, 2012	Cost	amortization	Write-off	value

Business plan	21,500	20,902	-	598

		Accumulated		Net book
March 31, 2012	Cost	amortization	Write-off	value

Business plan	21,500	17,320	-	4,180

Note 10 - Sycamore Solar Photovoltaic Asset Sale Agreement	3 Months Ended
Sep. 30, 2012
Saleof Asset
Note 10 - Sycamore Solar Photovoltaic Asset Sale Agreement

On April 5, 2012, Coronus, the Company’s wholly-owned subsidiary, entered into a Solar Photovoltaic Asset Sale Agreement (the “Sycamore Solar PV Asset Sale Agreement”) with Sycamore Physicians Partners LLC (“Sycamore”). Under the Sycamore Solar PV Asset Sale Agreement, Coronus agreed to sell, assign and transfer to Sycamore, Coronus’ sole membership in Coronus Hesperia West 1 LLC. On March 19, 2012, Coronus Hesperia West 1 LLC entered into a Power Purchase Agreement (“PPA”) with Southern California Edison (“SCE”). The PPA relates to Coronus’ application for interconnection service and the CREST tariff for a 1.2 MW solar PV power system (the “Coronus Hesperia West 1 Project”) on the 20 acre parcel of vacant land, situated west of Hesperia, in the County of San Bernardino, California, Coronus agreed to acquire pursuant to the Hesperia West Agreement [see Note 18(c)(i)].  Additionally, under the Sycamore Solar PV Asset Sale Agreement, Coronus agreed to assign to Sycamore, the Hesperia West Agreement. Further, under the Sycamore Solar PV Asset Sale Agreement, Coronus agreed to use its best efforts to obtain a second PPA from SCE in relation to the Hesperia West 20 acre parcel, and to sell this PPA (relating to a 1.5 MW solar PV system) to Sycamore if obtained.

Under the Sycamore Solar PV Asset Sale Agreement, Sycamore agreed to pay $1,726,219 (the “Basic Price”) to Coronus for the sole ownership in Coronus Hesperia West 1 LLC, the assignment of the Hesperia West Agreement, and the second PPA. On executing the Sycamore Solar PV Asset Sale Agreement, Sycamore agreed to pay $817,200 to Coronus, and Coronus agreed to transfer the sole membership in Coronus Hesperia West 1 LLC to Sycamore and to assign the Hesperia West Agreement to Sycamore. Under the Sycamore Solar PV Asset Sale Agreement, Sycamore agreed to pay the balance of the Basic Price, or $909,019, to Coronus on delivery of the second PPA. On April 11, 2012, Sycamore paid the $817,200 to Coronus, and on April 12, 2012, Coronus transferred the sole ownership in Coronus Hesperia West 1 LLC to Sycamore and assigned the Hesperia West Agreement to Sycamore.

On August 30, 2012, Coronus’ wholly-owned subsidiary, Coronus Hesperia West 2 LLC, entered into a PPA with SCE. Having obtained the second PPA on the Hesperia West land parcel, on September 6, 2012, Sycamore paid the balance of the Basic Price, of $909,019 to Coronus, and Coronus transferred the sole membership in Coronus West 2 LLC to Sycamore, thus concluding the Sycamore Solar PV Asset Sale Agreement.

The Company recorded a gain on the sale of the Coronus Hesperia West 1 and 2 Projects of $1,717,024 as of September 30, 2012.

Note 11 - Loan From A Shareholder	3 Months Ended
Sep. 30, 2012
Loanfroma Shareholder
Note 11 - Loan From A Shareholder

Loan from a shareholder represents a series of loans from a director and shareholder of the Company which were unsecured and due on demand.

During the year ended March 31, 2012, the director and shareholder lent the Company a further CAD$39,300 (USD$39,335). The additional loan was unsecured and due on demand, and accrued interest at the annual rate of 4%.

During the year ended March 31, 2012, the director and shareholder was repaid by the Company CAD$66,800 (USD$66,831) of the principal amount owing, in respect of the loan.

On April 18, 2012, the Company repaid, in full, the shareholder loan owed to the director and shareholder, inclusive of interest outstanding. Additionally, included in accounts payable as at April 18, 2012, CAD$1,292 was owed to our principal executive officer for out-of-pocket expenses.  On April 18, 2012, the Company repaid, in full, the out-of-pocket expenses outstanding, as at April 18, 2012. Accordingly, inclusive of the loan principal, interest owing, and out-of-pocket expenses incurred, in aggregate, on April 18, 2012, the Company repaid the director and shareholder CAD$237,780 and USD$7,021.

On September 12, 2012, the Company repaid, in full, the management fees of CAD$48,000 accrued to the director and shareholder for the prior year’s services provided.

At September 30, 2012, the Company has accrued interest payable of $nil (March 31, 2012: $17,991).

Note 12 - Notes Payable	3 Months Ended
Sep. 30, 2012
Note Payable
Note 12 - Notes Payable

Notes payable at September 30, 2012 is summarized as follows:

	September 30,	March 31,
Vacant Land	2012	2012

Twentynine Palms North	$-	$32,084
Joshua Tree East	170,000	170,000
Adelanto West	235,551	-
Yucca Valley East	136,366	-
	$541,917	$202,084
Current
Newberry Springs	$37,100	$37,100
Twentynine Palms North	32,084	-
	$69,184	$37,100
Total	$611,101	$239,184

On March 17, 2011, Coronus completed the Newberry Springs Vacant Land Purchase Agreement to acquire a 20 acre parcel of vacant land, situated in Newberry Springs, in the County of San Bernardino, California. The vendor agreed to carry back the balance amount of $37,000 for two years at 6.5% per annum interest, with monthly payments of interest only. At September 30, 2012, the Company has accrued interest payable of $100 (March 31, 2012: $100).

On May 16, 2011, Coronus completed the Twentynine Palms North Vacant Land Purchase Agreement to acquire a 39.25 acre parcel of vacant land, situated north of Twentynine Palms, in the County of San Bernardino, California. The vendor agreed to carry back the balance amount of $32,000 for two years at 6.5% per annum interest, with monthly payments of interest only. At September 30, 2012, the Company has accrued interest payable of $84 (March 31, 2012: $84).

On June 30, 2011, Coronus completed the Joshua Tree East Vacant Land Purchase Agreement to acquire a 56.03 acre parcel of vacant land, situated east of Joshua Tree, in the County of San Bernardino, California. The vendor agreed to carry back the balance amount of $170,000 for three years at 6.5% per annum interest, with monthly payments of interest only.

On April 19, 2012, Coronus completed the Adelanto West Vacant Land Purchase Agreement to acquire a 40 acre parcel of vacant land, situated in the City of Adelanto, County of San Bernardino, California. The vendor agreed to carry back the balance amount of $235,000 for three years at 6.5% per annum interest, with monthly payments of interest only. At September 30, 2012, the Company has accrued interest payable of $551 (March 31, 2012: $nil).

On August 17, 2012, Coronus completed the Yucca Valley East Vacant Land Purchase Agreement to acquire a 34.07 acre parcel of vacant land, situated east of Yucca Valley, in the County of San Bernardino, California. The vendor agreed to carry back the balance amount of $136,000 for two years at 6.5% per annum interest, with monthly payments of interest only. At September 30, 2012, the Company has accrued interest payable of $366 (March 31, 2012: $nil).

Note 13 - Promissory Note	3 Months Ended
Sep. 30, 2012
Promissory Note
Note 13 – Promissory Note

On August 10, 2012, the Company issued a promissory note for CAD$40,000 (the “Note”). The Note bore an annual interest rate of 12%, and was due on demand. The Note had a first priority interest in all the assets of the Company. On September 10, 2012, the promissory note was repaid in full with the interest payment of CAD$408.

Note 14 - Convertible Promissory Notes	3 Months Ended
Sep. 30, 2012
Convertible Promssory Notes
Note 14 – Convertible Promissory Notes

On February 2, 2012, the Company issued a convertible promissory note for CAD$50,000 and 83,333 transferrable warrants for gross proceeds of CAD$50,000. On February 23, 2012, the Company issued a second convertible promissory note for CAD$50,000 and a further 83,333 transferrable warrants for gross proceeds of CAD$50,000. These convertible promissory notes, totalling CAD$100,000, matured on February 2, 2013, and bore an annual interest rate of 12%. The notes had a first priority interest in all the assets of the Company. The holders of the notes could convert the note and accrued interest, at or before the maturity date, into common shares of the Company at CAD$0.60 each. Each warrant entitles the holder thereof to purchase a further common share of the Company at an exercise price of CAD$0.75 for a period of five years.

According to ASC 470, the proceeds received in a financing transaction should first be allocated to the convertible promissory notes and the detached warrants on a relative fair value basis. The allocated value of the detached warrants is recorded in paid-in-capital. ASC 470 should then be applied to the amount allocated to the convertible promissory note, and an effective conversion price should be calculated and used to measure the intrinsic value, if any, of the embedded conversion option. The intrinsic value of the conversion option is recognized as a reduction to the carrying amount of the convertible debt and an addition to the paid-in-capital.

The Company determined that the amounts allocated to the convertible promissory notes, the embedded conversion beneficiary features option, and warrants are CAD$nil, CAD$43,429, and CAD$56,571, respectively.

The discount on issuance of the convertible promissory notes, CAD$100,000, is being amortized over the life of the notes. During the year ended March 31, 2012, an amount of CAD$15,184 (USD$15,198) was amortized.

	US$	CAD$
Face value	100,090	100,000
Effective interest (137%)	(84,892)	(84,816)
	15,198	15,184

On April 20, 2012, the Company repaid, in full, the CAD$50,000 in principal and CAD$1,282 in interest owing against the first note, and the CAD$50,000 in principal and CAD$937 in interest owing against the second note. An amount of CAD$5,356 (USD$5,302) was amortized for the period from April 1 to April 19, 2012. The balance of the discount on issuance of the convertible promissory notes, $80,237, was written off as expenses.

Note 15 - Stockholders' Equity	3 Months Ended
Sep. 30, 2012
Stockholders' Equity Note Disclosure [Text Block]
Note 15 - Stockholders’ Equity

(a) Common Stock

On December 5, 2001, the Company (i) issued 6,750,000 common shares for cash to the founder and sole director of the Company at $0.0002 per share; (ii) issued 75,000 common shares for service to a party related to the founder of the Company at $0.0525 per share; and (iii) issued 300,000 common shares for cash to the sole director of the Company pursuant to a private placement at $0.0525 per share. The Company recorded the 6,750,000 shares issued to the founder at fair value at $0.0525 per share and recorded a stock based compensation of $352,337.

For the fiscal year ended March 31, 2003, the Company issued (i) 235,294 units for cash at $0.055 per unit for total proceeds of $12,916; (ii) issued 500,004 common shares for cash at $0.0725 per share for total proceeds of $36,326; (iii) issued 235,294 common shares upon the exercise of warrants for cash at

$0.055 per share for total proceeds of $12,916; and (iv) issued 22,222 common shares for the settlement of debt at $0.0725 per share for the total debt of $1,615. In connection with the above unit issuance, each unit consisted of one common share and one share purchase warrant with an exercise price at $0.055 per share. The Company adopted the residual approach and allocated the total proceeds to the common shares and $nil to the share purchase warrants.

For the fiscal year ended March 31, 2004, the Company (i) issued 500,006 common shares for cash at $0.0835 per share for total proceeds of $41,644; and (ii) issued 66,666 common shares for the settlement of the debt at $0.0835 for the total debt of $5,552.

For the fiscal year ended March 31, 2005, the Company (i) issued 1,200,000 units for cash at $0.039 per unit for total proceeds of $47,054; and (ii) issued 1,910,000 common shares for cash at $0.039 per share for total proceeds of $74,895. Each unit consisted of one common share and one share purchase warrant with an exercise price at $0.039 per share. The Company adopted the residual approach and allocated the total proceeds to the common stocks and $nil to the share purchase warrants.

For the fiscal year ended March 31, 2006, the Company (i) issued 300,000 common shares at $0.042 per share pursuant to the exercise of warrants for total proceeds of $12,578; and (ii) issued 395,600 common shares at $0.042 per share for the settlement of debt of $16,586.

For the fiscal year ended March 31, 2007, the Company issued 1,000,000 common shares for cash at $0.044 per share for total proceeds of $43,948.

For the fiscal year ended March 31, 2008, the Company issued 52,500 common shares at $0.0485 per share for the settlement of debt of $2,548.

On November 2, 2009, the Company issued 2,000,000 common shares in connection with the acquisition of all the issued and outstanding shares of Coronus at a deemed value of $0.025 per share.  These shares were recorded, proportionately with the shares transferred by Mr. Jeff Thachuk to Mr. Mark Burgert, based on the fair value of the assets acquired.

On January 21, 2011, the Company completed a non-brokered private placement, issuing 212,500 shares of common stock to eleven investors, at a price of CAD$0.402 per share, for gross proceeds of CAD$85,000. In connection with the completion of the private placement, the Company paid CAD$7,500 in finder’s fees in cash, to certain arm’s length parties, and CAD$6,807 in legal, accounting, transfer agent and filing fees.

On March 31, 2011, the Company and its wholly-owned subsidiary, Coronus Energy Corp. (“Coronus”), entered into a purchase agreement for utility-scale, ground-mount, solar photovoltaic (“PV”) power systems (the “Solar Power Systems Agreement”) with Belectric, Inc. (“Belectric”). Under the Solar Power Systems Agreement, Coronus agreed to acquire a total of 21 MW_ac of utility-scale, ground-mount, solar PV power systems from Belectric, for total consideration of $76,818,000, exclusive of taxes (the “Basic Price”). On entering into the Solar Power Systems Agreement, the Company paid 15% of the Basic Price, or $11,522,700, by way of issuing 10,974,000 shares of its common stock to Belectric, at a  deemed value of $1.05 per share. The fair value per share at the date of issuance was $0.60. As a result, $6,584,400 was recorded under shareholders’ equity and construction in progress.

On May 10, 2011, the Company completed a non-brokered private placement of 350,000 units at a price of CAD $0.60 per unit for proceeds of CAD $210,000. Each unit was comprised of one common share in the capital of the Company and one non-transferrable share purchase warrant. Each warrant entitles the holder thereof to purchase a further common share at an exercise price of CAD $0.75 for a period of five years. The value assigned to the underlying warrants was CAD$90,000 ($93,652). See Note 15(c).

On October 24, 2011, the Company completed a non-brokered private placement of 17,000 units at a price of CAD$0.60 per unit for gross proceeds of CAD$10,200. Each unit is comprised of one common share in the capital of the Company and one non-transferrable share purchase warrant. Each warrant entitles the holder thereof to purchase a further common share at an exercise price of CAD $0.75 for a period of five years. The value assigned to the underlying warrants was CAD$4,470 ($4,452). See Note 15(c).

On August 15, 2012, the Company amended the purchase agreement for utility-scale, ground-mount, solar photovoltaic (PV) power systems (the “Solar Power Systems Agreement”), the Company entered into with Coronus and Belectric Inc. (“Belectric”), on March 31, 2011 [see Note 18(a)]. Under the amended agreement (the “Amended Solar Power Systems Agreement”), 9,876,600 of the Original Payment Shares were cancelled on August 15, 2012, at the deemed price of $1.05 per share. The fair value per share at the date of cancellation was $0.60.

As at September 30, 2012, 10,226,900 (March 31, 2012: 20,103,500) shares of the Company’s common stock were restricted shares.

(b) Stock Options

Since inception, the Company has entered into various stock option agreements with its directors, employees and consultants.

During the period ended September 30, 2012 and year ended March 31, 2012, there were no options granted or exercised.

Changes in stock options for the period ended September 31, 2012 and year ended March 31, 2012 are summarized as follows:

	Options Outstanding
	Number of	Weighted average
	shares	exercise price

Balance, March 31, 2012 and 2011	745,000	$0.065
Expired	(5,000)	0.105
Balance, September 30, 2012	740,000	$0.065

The Company has the following options outstanding and exercisable at September 30, 2012:

	Outstanding			Exercisable
		Weighted
	Number	Average	Weighted	Number	Weighted
Range of	Outstanding at	Remaining	Average	Exercisable at	Average
Exercise	September 30,	Contractual	Exercise	September 30,	Exercise
Prices	2012	Life (Years)	Price	2012	Price

$ 0.065	740,000	3.15	$0.065	740,000	$0.065

The Company has the following options outstanding and exercisable at March 31, 2012:

	Outstanding			Exercisable
		Weighted
	Number	Average	Weighted	Number	Weighted
Range of	Outstanding at	Remaining	Average	Exercisable at	Average
Exercise	March 31,	Contractual	Exercise	March 31,	Exercise
Prices	2012	Life (Years)	Price	2012	Price

$ 0.065	740,000	3.65	$0.065	740,000	$0.065
0.105	5,000	0.11	0.105	5,000	0.105
$0.065 - $0.105	745,000	3.63	$0.065	745,000	$0.065

(c) Warrants

On May 10, 2011, the Company completed a non-brokered private placement, issuing 350,000 units (the “Units”), at a price of CAD$0.60 per Unit, for proceeds of CAD$210,000. Each Unit was comprised of one common share in the capital of the Company and one non-transferrable share purchase warrant. Each warrant entitles the holder thereof to purchase a further common share at an exercise price of CAD$0.75 for a period of five years. The Company determined the fair value of the warrants to be $0.257 per warrant using the Black-Scholes option pricing model.

On October 24, 2011, the Company completed a non-brokered private placement of 17,000 units at a price of CAD$0.60 per unit for gross proceeds of CAD$10,200. Each unit is comprised of one common share in the capital of the Company and one non-transferrable share purchase warrant. Each warrant entitles the holder thereof to purchase a further common share at an exercise price of CAD $0.75 for a period of five years. The Company determined the fair value of the warrants to be $0.263 per warrant using the Black-Scholes option pricing model.

On February 2, 2012, the Company issued a convertible promissory note for CAD$50,000 and 83,333 transferrable warrants for gross proceeds of CAD$50,000. On February 23, 2012, the Company issued a second convertible promissory note for CAD$50,000 and a further 83,333 transferrable warrants for gross proceeds of CAD$50,000. These convertible promissory notes, totalling CAD$100,000, matured on February 2, 2013, and bore an annual interest rate of 12%. The holders of the notes could convert the note and accrued interest, at or before the maturity date, into common shares of the Company at CAD$0.60 each. Each warrant entitles the holder thereof to purchase a further common share of the Company at an exercise price of CAD$0.75 for a period of five years. The Company determined the fair value of the warrants to be CAD$0.7816 per warrant using the Black-Scholes option pricing model.

The fair value of the warrants issued during the year ended March 31, 2012 was estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

Year ended
March 31, 2012

Expected volatility	100.13% - 105.17%
Risk free interest rate	1.10% - 1.91%
Expected life	5 years
Dividend yield	0.00%

The relative estimated fair value of the warrants in relation to the private placements in May 2011, October 2011, and February 2012 were CAD$90,000 (USD$90,628), CAD$4,470 (USD$4,501), and CAD$56,571 (USD$56,966), respectively, and were allocated to the additional paid-in capital.

As of September 30, 2012, 533,666 warrants remained outstanding.

The Company has the following warrants outstanding at September 30, 2012:

						Exercise	Average
Balance	Issued	Exercised	Cancelled	Balance	Exercise	price	Remaining
as at	during the	during the	during the	as at	price	(USD	Contractual
3/31/2012	period	period	period	9/30/2012	(CAD)	equivalent)	Life in Years

350,000	-	-	-	350,000	$0.75	$0.74	3.61
17,000	-	-	-	17,000	$0.75	$0.74	4.07
166,666	-	-	-	166,666	$0.75	$0.74	4.35
533,666	-	-	-	533,666	$0.75	$0.74	3.85

The Company has the following warrants outstanding at March 31, 2012:

						Exercise	Average
Balance	Issued	Exercised	Cancelled	Balance	Exercise	price	Remaining
as at	during the	during the	during the	as at	price	(USD	Contractual
3/31/2011	period	period	period	3/31/2012	(CAD)	equivalent)	Life in Years

-	350,000	-	-	350,000	$0.75	$0.74	4.11
-	17,000	-	-	17,000	$0.75	$0.74	4.57
-	166,666	-	-	166,666	$0.75	$0.74	4.88
-	533,666	-	-	533,666	$0.75	$0.74	4.37

The warrants are not a derivative instrument.

Note 16 - Contingent Liabilities	3 Months Ended
Sep. 30, 2012
Contingencies Disclosure [Text Block]
Note 16 - Contingent Liabilities

Management of the Company has opted for the Company to self-insure against business and liability risks rather than purchase third party insurance coverage. Consequently the Company is exposed to financial losses or failure as a result of these risks.

Note 17 - Related Party Transactions	3 Months Ended
Sep. 30, 2012
Related Party Transactions Disclosure [Text Block]
Note 17 - Related Party Transactions

During the three months and six months ended September 30, 2012, the Company paid $297 (2011: $413) and $297 (2011: $413) in director fees to the directors of the Company, respectively.

During the three months and six months ended September 30, 2012, $nil (2011 management fees: $23,941), $nil (2011 management fees: $38,409) of management fees were accrued. Effective April 1, 2012, the executive officer is remunerated by payroll.

As at September 30, 2012, included in accounts payable, $nil (March 31, 2012: $49,233) was owed to a director of the Company.

As at September 30, 2012, included in notes payable, $nil (March 31, 2012: $17,991) was accrued as interest payable for loan from a director of the Company.

See also Note 11 and Note 19(c).

Note 18 - Commitments	3 Months Ended
Sep. 30, 2012
Commitments Disclosure [Text Block]
Note 18 – Commitments

(a) Purchase of Solar Photovolatic Power Systems

On March 31, 2011, the Company and Coronus entered into a purchase agreement for utility-scale, ground-mount, solar photovoltaic (“PV”) power systems (the “Solar Power Systems Agreement”) with Belectric, Inc. (“Belectric”). Under the Solar Power Systems Agreement, Coronus agreed to acquire a total of 21 MW_ac of utility-scale, ground-mount, solar PV power systems from Belectric, for total consideration of $76,818,000, exclusive of taxes (the “Basic Price”). On entering into the Solar Power Systems Agreement, the Company paid 15% of the Basic Price, or $11,522,700, by way of issuing 10,974,000 shares of its common stock to Belectric, at a deemed price of $1.05 per share. The fair value per share at the date of issuance was $0.60. As a result, $6,584,400 was recorded under shareholders’ equity and construction in progress when the agreement was first entered into.

On August 15, 2012, the Company amended the purchase agreement for the Solar Power Systems with Belectric. Under the amended agreement (the “Amended Solar Power Systems Agreement”), the provision of Coronus to purchase a total of 21 MW of utility-scale, ground-mount, solar PV power systems from Belectric, for consideration of $76,818,000, exclusive of taxes (the “Original Basic Price”), was modified. Under the Amended Solar Power Systems Agreement, Coronus and Belectric agree to negotiate, in good faith, the purchase price of solar power systems on a per solar power system basis (the “Purchase and Sale Agreements”). The Amended Solar Power Systems Agreement is effective as of August 15, 2012, and shall remain in full force and effect for three years (the “Three Year Term”), but shall expire prior to the Three Year Term provided Coronus and Belectric enter into Purchase and Sale Agreements totaling 100 MW of solar power systems prior to the expiry of the Three Year Term. Further, throughout the term of the Amended Solar Power Systems Agreement, Belectric retains the exclusive right to negotiate Purchase and Sale Agreements with Coronus for solar power systems.

On entering into the original Solar Power Systems Agreement, the Company paid 15% of the Original Basic Price, or $11,522,700, by way of issuing 10,974,000 shares (the “Original Payment Shares”) of its common stock to Belectric, at a deemed price of $1.05 per share. Under the Amended Solar Power Systems Agreement, as additional purchase and sale consideration, Belectric kept 1,097,400 of the Original Payment Shares. Accordingly, 9,876,600 of the Original Payment Shares were cancelled on August 15, 2012.

(b) Advisory Service Agreement

On August 8, 2011, the Company entered into a financial advisory service agreement (the “Advisory Agreement”) with Source Capital Group Inc (“SCG”). Under the Advisory Agreement, SCG shall use its best efforts to provide up to $80,000,000 in financing (the “Financing”) for the Company and/or the Company’s affiliates. The financing may consist of debt (the “Debt Financing”) or equity (the “Equity Financing”) or both. Under the Advisory Agreement, SCG shall be compensated 6% cash and 6% 5 year warrants priced at 100% of any offering price on any Equity Financing raised by SCG. In addition, SCG shall be compensated 3% cash on any Debt Financing raised by SCG.

As at September 30, 2012, $nil (March 31, 2012: $20,000) had been expensed related to the advisory service agreement.

The term of the Advisory Agreement is 120 days from August 8, 2011 (the “Expiration Date”), and will be automatically renewed on a monthly basis until canceled in writing by either the Company or SCG. The Advisory Agreement may be terminated upon 60 days written notice without cause by either the Company or SCG at any time before the Expiration Date.

Under the original Advisory Agreement, the Company’s relationship with SCG was exclusive. Effective December 8, 2011, the relationship with SCG is no longer exclusive.

(c) Acquisition of Vacant Land

(i) Phelan South Agreement

On April 25, 2012, Coronus entered into a Vacant Land Purchase Agreement (the “Phelan South Agreement”) to acquire a 40 acre parcel of vacant land, situated in Phelan, an unincorporated community in the County of San Bernardino, California. The purchase price is $350,000, all cash. Coronus deposited $1,000 into escrow and agrees to deposit an additional $349,000 within sufficient time to close escrow. Initially, close of escrow was August 15, 2012, but was extended to September 15, 2012 and further extended to March 15, 2013. Under the Phelan South Agreement, the Seller agrees to include, and transfer to Coronus, one share of Sheep Creek Water Co. Additionally, on closing, Coronus agrees to pay the realtor commission of $5,000. Initially, the Phelan South Agreement was subject to Coronus’ Board of Director approval on or before July 31, 2012, but this approval was extended to on or before August 31, 2012 and further extended to on or before February 28, 2013. Additionally, Coronus is now required to make the following, non-refundable payments to the Seller, separate from the purchase price:

September 30, 2012 - $1,726 (paid on September 30, 2012)

October 31, 2012 - $1,784 (paid on October 31, 2012)

November 30, 2012 - $1,726

December 31, 2012 - $1,784

January 31, 2013 - $1,784

February 28, 2013 - $1,611

March 15, 2013 - $863

(d) Entry into Utility Interconnection Studies

(i) SIS Study Agreements for Projects Coronus Joshua Tree East 1, 2 and 3

On February 23, 2012, Coronus entered into three System Impact Study Agreements (the “SIS Study Agreement for Coronus Joshua Tree East 1”, the “SIS Study Agreement for Coronus Joshua Tree East 2”, and the “SIS Study Agreement for Coronus Joshua Tree East 3”) with SCE. The SIS Study Agreements relate to Coronus’ application for interconnection service and the CREST tariff for three 1.5 MW solar PV power systems on the 56.03 acre parcel of vacant land, situated east of Joshua Tree, in the County of San Bernardino, California, Coronus acquired on June 30, 2011 (see Note 7).

The SIS Agreements set forth the terms and conditions for SCE to perform system impact studies to determine the impacts that would result from interconnecting the three PV systems and the adequacy of SCE’s electrical system to accommodate them. In addition, SCE shall make a preliminary determination of the required interconnection facilities and distribution system upgrades, and any other modifications or additions that would be needed. The estimated cost of each SIS study was $10,000. The results of the SIS studies were anticipated to be completed by September 1, 2012. On entering into the SIS Study Agreements, Coronus paid SCE the three $10,000 deposits, for a total payment of $30,000. On October 15, 2012, Coronus received the SIS Study Agreements for Coronus Joshua Tree East 1, 2 and 3.

(ii) SIS Study Agreements for Projects Coronus Adelanto West 1 and 2

On April 13, 2012, Coronus entered into two System Impact Study Agreements (the “SIS Study Agreement for Coronus Adelanto West 1” and the “SIS Study Agreement for Coronus Adelanto West 2”) with SCE. The SIS Study Agreements relate to Coronus’ application for interconnection service and the CREST tariff for two 1.5 MW solar PV power systems on the 40 acre parcel of vacant land, situated in the City of Adelanto, California, Coronus acquired on April 19, 2012 (see Note 7).

The SIS Agreements set forth the terms and conditions for SCE to perform system impact studies to determine the impacts that would result from interconnecting the two PV systems and the adequacy of SCE’s electrical system to accommodate them. In addition, SCE shall make a preliminary determination of the required interconnection facilities and distribution system upgrades, and any other modifications or additions that would be needed. The estimated cost of each SIS study is $10,000. The results of the SIS studies are anticipated to be completed by November 19, 2012. On entering into the SIS Study Agreements, Coronus paid SCE the two $10,000 deposits, for a total payment of $20,000.

(iii) SIS Study Agreements for Projects Coronus Apple Valley East 1 and 2

On May 3, 2012, Coronus entered into two System Impact Study Agreements (the “SIS Study Agreement for Coronus Apple Valley East 1” and the “SIS Study Agreement for Coronus Apple Valley East 2”) with SCE. The SIS Study Agreements relate to Coronus’ application for interconnection service and the CREST tariff for two 1.5 MW solar PV power systems on SCE’s Tussing 12 kV distribution circuit, situated east of Apple Valley, in the County of San Bernardino, California.

The SIS Agreements set forth the terms and conditions for SCE to perform system impact studies to determine the impacts that would result from interconnecting the two PV systems and the adequacy of SCE’s electrical system to accommodate them. In addition, SCE shall make a preliminary determination of the required interconnection facilities and distribution system upgrades, and any other modifications or additions that would be needed. The estimated cost of each SIS study was $10,000. The results of the SIS studies were anticipated to be completed within 120 business days. On entering into the SIS Study Agreements, Coronus paid SCE the two $10,000 deposits, for a total payment of $20,000. On October 26, 2012, Coronus received the SIS Study Agreements for Coronus Apple Valley East 1 and 2.

(iv) SIS Study Agreements for Projects Coronus Joshua Tree East 4 and 5

On June 25, 2012, Coronus entered into two System Impact Study Agreements (the “SIS Study Agreement for Coronus Joshua Tree East 4” and the “SIS Study Agreement for Coronus Joshua Tree East 5”) with SCE. The SIS Study Agreements relate to Coronus’ application for interconnection service and the CREST tariff for two 1.5 MW solar PV power systems on the 56.03 acre parcel of vacant land, situated east of Joshua Tree, in the County of San Bernardino, California, Coronus acquired on June 30, 2011 (see Note 7).

The SIS Agreements set forth the terms and conditions for SCE to perform system impact studies to determine the impacts that would result from interconnecting the two PV systems and the adequacy of SCE’s electrical system to accommodate them. In addition, SCE shall make a preliminary determination of the required interconnection facilities and distribution system upgrades, and any other modifications or additions that would be needed. The estimated cost of each SIS study was $10,000. The results of the SIS studies were anticipated to be completed within 120 business days. On entering into the SIS Study Agreements, Coronus paid SCE the two $10,000 deposits, for a total payment of $20,000. On October 15, 2012, Coronus received the SIS Study Agreements for Coronus Joshua Tree East 4 and 5.

(v) SIS Study Agreement for Project Coronus Yucca Valley East 3

On June 25, 2012, Coronus entered into a System Impact Study Agreement (the “SIS Study Agreement for Coronus Yucca Valley East 3”) with SCE. The SIS Study Agreement relates to Coronus’ application for interconnection service and the CREST tariff for a 1.5 MW solar PV power system on the 34.07 acre parcel of vacant land, situated east of Yucca Valley, in the County of San Bernardino, California, Coronus agrees to acquire pursuant to the Yucca Valley East Agreement [see Note 16(c)(ii)].

The SIS Agreement sets forth the terms and conditions for SCE to perform a system impact study to determine the impacts that would result from interconnecting the PV system and the adequacy of SCE’s electrical system to accommodate it. In addition, SCE shall make a preliminary determination of the required interconnection facilities and distribution system upgrades, and any other modifications or additions that would be needed. The estimated cost of the SIS study is $10,000. The results of the SIS study are anticipated to be completed on December 14, 2012. On entering into the SIS Study Agreement, Coronus paid SCE the $10,000 deposit.

(e) Power Purchase Agreements

(i) Power Purchase Agreements for Projects Coronus Yucca Valley East 1 and 2

On August 30, 2012 (the “Yucca Valley East PPAs Effective Date”), Coronus’ wholly-owned subsidiaries, Coronus Yucca Valley East 1 LLC and Coronus Yucca Valley East 2 LLC, entered into two identical Power Purchase Agreements (the “Yucca Valley East PPAs”) with SCE. The Yucca Valley East PPAs relate to Coronus’ applications for interconnection service and the CREST tariff for two 1.5 MW solar PV power systems (the “Yucca Valley East 1 and Yucca Valley East 2 Projects”) on the 34.07 acre parcel of vacant land, situated east of Yucca Valley, in the County of San Bernardino, California (the “Yucca Valley East Property”), Coronus acquired on August 17, 2012.

(i) Power Purchase Agreements for Projects Coronus Yucca Valley East 1 and 2 - Continued

The Yucca Valley East PPAs are standardized, must-take, full buy/ sell, power purchase agreements, where SCE purchases all of the Yucca Valley East 1 and Yucca Valley East 2 Projects’ generation, net of station use. The term of the Yucca Valley East PPAs is 20 years. The price SCE pays for the generation shall be premised on the adopted 2011 Market Price Referent, and shall be adjusted according to SCE’s time of delivery periods and energy allocation factors, as scheduled in the Yucca Valley East PPAs. Initial operation of the Yucca Valley East 1 and Yucca Valley East 2 Projects must be no later than eighteen months from the Yucca Valley East PPAs Effective Date. The Yucca Valley East PPAs include, but are not limited to, provisions in respect of termination, facility operation, billing and payment, curtailment, and insurance. Additionally, on or before the thirtieth day following the Yucca Valley East PPAs Effective Date, Coronus was required to post and maintain development fees (the “Yucca Valley East Development Securities”) equal to $37,604 per Yucca Valley East PPA. If, on or before initial operation, Coronus demonstrates to SCE’s satisfaction that it has installed all of the equipment or devices necessary for Coronus to satisfy the gross power rating of the generating facilities, SCE shall return the Yucca Valley East Development Securities to Coronus within thirty days of each facility’s initial operation. The power purchase agreement development securities for Yucca Valley East 1 and 2 of $37,604 and $37,604 were paid on September 27, 2012, respectively.

(ii) Power Purchase Agreements for Projects Coronus 29-Palms North 1, 2 and 3

On August 30, 2012 (the “29-Palms North PPAs Effective Date”), Coronus’ wholly-owned subsidiaries, Coronus 29-Palms North 1 LLC, Coronus 29-Palms North 2 LLC, and Coronus 29-Palms North 3 LLC, entered into three identical Power Purchase Agreements (the “29-Palms North PPAs”) with SCE. The 29-Palms North PPAs relate to Coronus’ applications for interconnection service and the CREST tariff for three 1.5 MW solar PV power systems (the “29-Palms North 1, 29-Palms North 2, and 29-Palms North 3 Projects”) in respect of the 12kV distribution circuit that feeds the 39.25 acre parcel of vacant land, situated north of Twentynine Palms, in the County of San Bernardino, California (the “29-Palms North Property”), Coronus acquired on May 16, 2011.

The 29-Palms North PPAs are standardized, must-take, full buy/ sell, power purchase agreements, where SCE purchases all of the 29-Palms North 1, 29-Palms North 2, and 29-Palms North 3 Projects’ generation, net of station use. The term of the 29-Palms North PPAs is 20 years. The price SCE pays for the generation shall be premised on the adopted 2011 Market Price Referent, and shall be adjusted according to SCE’s time of delivery periods and energy allocation factors, as scheduled in the 29-Palms North PPAs. Initial operation of the 29-Palms North 1, 29-Palms North 2, and 29-Palms North 3 Projects must be no later than eighteen months from the 29-Palms North PPAs Effective Date. The 29-Palms North PPAs include, but are not limited to, provisions in respect of termination, facility operation, billing and payment, curtailment, and insurance. Additionally, on or before the thirtieth day following the 29-Palms North PPAs Effective Date, Coronus was required to post and maintain development fees (the “29-Palms North Development Securities”) equal to $38,250 per 29-Palms North PPA. If, on or before initial operation, Coronus demonstrates to SCE’s satisfaction that it has installed all of the equipment or devices necessary for Coronus to satisfy the gross power rating of the generating facilities, SCE shall return the 29-Palms North Development Securities to Coronus within thirty days of each facility’s initial operation. The power purchase agreement development securities for 29-Palms North 1, 2 and 3 of $38,250, $38,250 and $38,250 were paid on September 27, 2012, respectively.

Note 19 - Subsequent Events	3 Months Ended
Sep. 30, 2012
Subsequent Events [Text Block]
Note 19 - Subsequent Events

(a) Entry into Utility Interconnection Study Agreement

On October 11, 2012, Coronus entered into a System Impact Study Agreement (the “SIS Agreement for 29-Palms North 4”) with SCE. The SIS Agreement relates to Coronus’ application for interconnection service and the CREST tariff for a 1.5 MW solar photovoltaic power system on SCE’s Sheephole 33kV distribution circuit, situated north of Twentynine Palms, in the County of San Bernardino, California.

The SIS Agreement sets forth the terms and conditions for SCE to perform a system impact study to determine the impacts that would result from interconnecting the PV system and the adequacy of SCE’s electrical system to accommodate it. In addition, SCE shall make a preliminary determination of the required interconnection facilities and distribution system upgrades, and any other modifications or additions that would be needed. The estimated cost of the study is $10,000. The results of the study are anticipated to be completed within 120 business days. On entering into the SIS Agreement, Coronus paid SCE the $10,000 deposit.

(b) Entry into Vacant Land Purchase Agreement

On October 24, 2012, Coronus entered into a Vacant Land Purchase Agreement (the “29-Palms Morongo Agreement”). Under the 29-Palms Morongo Agreement, Coronus agrees to acquire a 24.23 acre parcel of vacant land, situated north of Twentynine Palms, in the County of San Bernardino, California. The purchase price is $86,683, all cash. Close of escrow is December 31, 2012. Coronus deposited $1,000 into escrow and agrees to deposit an additional $85,683 within sufficient time to close escrow. The 29-Palms Morongo Agreement is subject to Coronus’ board of director approval on or before December 17, 2012.

(c) Entry into Industry Solar PV Asset Sale Agreement

On October 24, 2012, Coronus entered into a Solar Photovoltaic Asset Sale Agreement (the “Industry Solar PV Asset Sale Agreement”) with Solar Krafte Utilities Inc. (“Solar Krafte”). Solar Krafte holds a contract to purchase Industry Solar Power Generation Station 1 LLC (“Industry”). Under the Industry Solar PV Asset Sale Agreement, Coronus agreed to purchase Industry from Solar Krafte for $1,250,000 (the “Cash Price”). Industry is a party to a Power Purchase Agreement (the “Industry PPA”) with SCE, under the CREST tariff, for a 1.5 MW concentrated photovoltaic power system (the “Industry System”). Completion of the Industry Solar PV Asset Sale Agreement is contingent on SCE approving 1) a design change to the Industry System, 2) the invocation of Section 2.9(c) of the Industry PPA, extending the initial operation deadline of the generating facility, and 3) the relocation of the generating facility to Coronus’ Adelanto West Parcel. Each party has the right to terminate the Industry Solar PV Asset Sale Agreement effective upon notice to the other party if SCE fails to approve, within 90 days from October 24, 2012, 1) the design change to the Industry System, 2) the invocation of Section 2.9(c) of the Industry PPA, or 3) the relocation of the generating facility to Coronus’ Adelanto West Parcel.

On entering into the Industry Solar PV Asset Sale Agreement, Coronus deposited $40,000 with Solar Krafte, refundable to Coronus if SCE refuses to approve 1) the design change to the Industry System, 2) the invocation of Section 2.9(c) of the Industry PPA, or 3) the relocation of the generating facility to Coronus’ Adelanto West Parcel. Under the Industry Solar PV Asset Sale Agreement, Solar Krafte covenanted, represented and warranted to Coronus that (a) Industry was, and will be, a party in good standing to the Industry PPA, as at the date of the Industry Solar PV Asset Sale Agreement and the closing date, and (b) but for the obligations of Industry, pursuant to the Industry PPA, Industry had, and will have, no obligations as at the date of the Industry Solar PV Asset Sale Agreement and the closing date.

The Industry PPA is a standardized, must-take, full buy/ sell, power purchase agreement, where SCE purchases all of the generating facility’s generation, net of station use. The term of the Industry PPA is 20 years. The price SCE pays for the generation shall be premised on the adopted 2009 Market Price Referent, and shall be adjusted according to SCE’s time of delivery periods and energy allocation factors, as scheduled in the Industry PPA. Without the invocation of Section 2.9(c) of the Industry PPA, extending the initial operation deadline of the generating facility, initial operation of the generating facility must be no later than June 28, 2013. The Industry PPA includes, but is not limited to, provisions in respect of termination, facility operation, billing and payment, curtailment, and insurance.

Jeff Thachuk, the Company’s president and a control person of the Company, is the chairman, chief executive officer, and a control person of Solar Krafte. Mark Burgert, a control person of the Company, is the president and a control person of Solar Krafte. On October 24, 2012, the Company’s board of directors approved Coronus’ entry into the Industry Solar PV Asset Sale Agreement. As a director of the Company, Mr. Thachuk declared his interest in the transaction and abstained from voting on the approval of the Industry Solar PV Asset Sale Agreement.

Note 2 - Basis of Presentation - Going Concern Uncertainties (Tables)	15 Months Ended
Sep. 30, 2012
Schedule of Other Assets and Other Liabilities [Table Text Block]
	September 30,	March 31,
	2012	2012

Working capital (deficiency)	$723,557	$(390,180)
Deficit	342,789	1,715,649

Note 6 - Earnings (Loss) per Share (Tables)	15 Months Ended
Sep. 30, 2012
Schedule of Weighted Average Number of Shares [Table Text Block]	At Three Months Ended, June 30
	Three months ended		Six months ended
	September 30,		September 30,
	2012	2011	2012	2011

Issued common share at April 1	27,096,086	26,729,086	27,096,086	26,729,086
Issued during the period	-	350,000	-	275,410
Cancelled during the period	(5,045,654)	-	(2,536,613)	-
Weighted average number of common shares at September 30	22,050,432	27,079,086	24,559,473	27,004,496

Note 7 - Property, Plant and Equipment (Tables)	3 Months Ended	15 Months Ended
	Mar. 31, 2012	Sep. 30, 2012
Schedule of Property, Plant and Equipment	March 31, 2012
		Accumulated	Net book
March 31, 2012	Cost	depreciation	value

Office equipment	$1,373	$1,220	$153
Computer equipment	1,051	1,014	37
Land	334,599	-	334,599
	$337,023	$2,234	$334,789
September 30, 2012
		Accumulated	Net book
September 30, 2012	Cost	depreciation	value

Office equipment	$1,396	$1,256	$140
Computer equipment	1,067	1,034	33
Land	934,744	-	934,744
	$937,207	$2,290	$934,917

Note 9 - Intangible Assets (Tables)	3 Months Ended	15 Months Ended
	Mar. 31, 2012	Sep. 30, 2012
Schedule of Finite-Lived Intangible Assets [Table Text Block]	March 31, 2012
		Accumulated		Net book
March 31, 2012	Cost	amortization	Write-off	value

Business plan	21,500	17,320	-	4,180
September 30, 2012
		Accumulated		Net book
September 30, 2012	Cost	amortization	Write-off	value

Business plan	21,500	20,902	-	598

Note 12 - Notes Payable (Tables)	3 Months Ended
Sep. 30, 2012
Schedule of Debt [Table Text Block]	September 30, 2012
	September 30,	March 31,
Vacant Land	2012	2012

Twentynine Palms North	$-	$32,084
Joshua Tree East	170,000	170,000
Adelanto West	235,551	-
Yucca Valley East	136,366	-
	$541,917	$202,084
Current
Newberry Springs	$37,100	$37,100
Twentynine Palms North	32,084	-
	$69,184	$37,100
Total	$611,101	$239,184

Note 14 - Convertible Promissory Notes (Tables)	3 Months Ended
Sep. 30, 2012
Schedule of Debt Conversions [Table Text Block]
	US$	CAD$
Face value	100,090	100,000
Effective interest (137%)	(84,892)	(84,816)
	15,198	15,184

Note 15 - Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended	18 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2012
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]	Period Ended September 30, 2012 and Year Ended March 31, 2012
	Options Outstanding
	Number of	Weighted average
	shares	exercise price

Balance, March 31, 2012 and 2011	745,000	$0.065
Expired	(5,000)	0.105
Balance, September 30, 2012	740,000	$0.065

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding [Table Text Block]	September 30, 2012
	Outstanding			Exercisable
		Weighted
	Number	Average	Weighted	Number	Weighted
Range of	Outstanding at	Remaining	Average	Exercisable at	Average
Exercise	September 30,	Contractual	Exercise	September 30,	Exercise
Prices	2012	Life (Years)	Price	2012	Price

$ 0.065	740,000	3.15	$0.065	740,000	$0.065
March 31, 2012
	Outstanding			Exercisable
		Weighted
	Number	Average	Weighted	Number	Weighted
Range of	Outstanding at	Remaining	Average	Exercisable at	Average
Exercise	March 31,	Contractual	Exercise	March 31,	Exercise
Prices	2012	Life (Years)	Price	2012	Price

$ 0.065	740,000	3.65	$0.065	740,000	$0.065
0.105	5,000	0.11	0.105	5,000	0.105
$0.065 - $0.105	745,000	3.63	$0.065	745,000	$0.065

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]	September 30, 2012
						Exercise	Average
Balance	Issued	Exercised	Cancelled	Balance	Exercise	price	Remaining
as at	during the	during the	during the	as at	price	(USD	Contractual
3/31/2012	period	period	period	9/30/2012	(CAD)	equivalent)	Life in Years

350,000	-	-	-	350,000	$0.75	$0.74	3.61
17,000	-	-	-	17,000	$0.75	$0.74	4.07
166,666	-	-	-	166,666	$0.75	$0.74	4.35
533,666	-	-	-	533,666	$0.75	$0.74	3.85
March 31, 2012
Year ended
March 31, 2012

Expected volatility	100.13% - 105.17%
Risk free interest rate	1.10% - 1.91%
Expected life	5 years
Dividend yield	0.00%

Note 1 - Nature of Operations (Detail) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 02, 2009	Mar. 31, 2011	Sep. 30, 2012	Mar. 31, 2010
Shares, Outstanding	2,000,000
Subsidiary or Equity Method Investee, Price-Per-Share (in Dollars per share)	$ 0.025
Number of Shares Transferred Under Share Purchase Agreement	2,025,000
Number of Shares, Price Paid, Transferred Under Share Purchase Agreement (in Dollars)	$ 1
Number of Stock Options Cancelled (in Dollars)	$ 905,000
Stock Issued During Period, Shares, Acquisitions (in Shares)	4,025,000	1,097,400	9,876,600	2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	350,000
Fair Value Assumptions, Exercise Price (in Dollars per share)	$ 0.065	$ 0.6
Shares Held in Escrow	9,050,000

Note 2 - Basis of Presentation - Going Concern Uncertainties (Detail) - Working Capital (Deficit) (USD $)	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Working capital (deficiency)	$ 723,557	$ (390,180)
Deficit	$ (342,789)	$ 1,715,649	$ (1,715,649)

Note 6 - Earnings (Loss) per Share (Detail) (USD $)	3 Months Ended		6 Months Ended		18 Months Ended	118 Months Ended	130 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2011	Sep. 30, 2011	Sep. 30, 2012
Net Income (Loss) Attributable to Parent (in Dollars)	$ 774,370	$ (92,876)	$ 1,372,860	$ (173,429)	$ (173,429)	$ (342,789)	$ (342,789)
Weighted Average Number of Shares Outstanding, Basic	22,050,432	27,079,086	24,559,473	27,004,496
Weighted Average Number of Shares Outstanding, Diluted	22,875,748	27,079,086	25,384,789	27,004,496
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				533,666
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		740,000

Note 6 - Earnings (Loss) per Share (Detail) - Basic Earnings per Share	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Issued common share at April 1	27,096,086	26,729,086	27,096,086	26,729,086
Issued during the period		350,000		275,410
Cancelled during the period	(5,045,654)		(2,536,613)
Weighted average number of common shares at September 30	22,050,432	27,079,086	24,559,473	27,004,496

Note 6 - Earnings (Loss) per Share (Detail) - Diluted Earnings Per Share	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Weighted average number of common shares at September 30	27,096,086	26,729,086	27,096,086	26,729,086
Effect of share options on issue	691,900		691,900
Effect of share warrants on issue	133,417		133,417
Diluted Weighted average number of common shares at September 30	22,875,748	27,079,086	25,384,789	27,004,496

Note 7 - Property, Plant and Equipment (Detail)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		15 Months Ended		18 Months Ended	118 Months Ended
	Oct. 24, 2012 USD ($) acre sqm	Jun. 30, 2011 USD ($) acre	Mar. 31, 2011 USD ($) acre	Sep. 30, 2012 USD ($) acre sqm	Jun. 30, 2011 USD ($) acre	Sep. 30, 2012 USD ($) acre sqm	Mar. 31, 2011 USD ($) acre	Sep. 30, 2012 USD ($) acre sqm	Jun. 30, 2011 USD ($) acre	Sep. 30, 2011 USD ($) acre	Sep. 30, 2011 USD ($) acre	Apr. 19, 2015	Oct. 31, 2012 acre	Aug. 17, 2012 USD ($) acre	Aug. 10, 2012 CAD	Jun. 30, 2012 acre	Apr. 25, 2012 USD ($) acre	Apr. 19, 2012 acre	Apr. 13, 2012 acre	Apr. 05, 2012 acre	Mar. 31, 2012 USD ($)	May 16, 2011 USD ($) acre	Apr. 19, 2011 USD ($)	Mar. 17, 2011 USD ($) acre	Mar. 31, 2010 acre
Area of Land (in Square Meters and Acres)	24.23	39.25	20	34.07	39.25	34.07	20	34.07	39.25	40	40		56.03	34.07		56.03	40	40	40	20		39.25		20	30
		$ 200,000	$ 45,000	$ 229,354	$ 40,000	$ 170,000	$ 32,000	$ 400,000		$ 38,220	$ 361,944
Payments to Acquire Land Held-for-use	85,683		8,000		8,000			165,000	30,000
Debt Instrument, Face Amount		32,000	37,000	235,000	32,000	235,000	37,000	235,000	32,000					136,000	40,000		349,000				100,090	32,000	235,000	37,000
Debt Instrument, Interest Rate, Effective Percentage		6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%			6.50%		6.50%								6.50%		6.50%
Payments to Acquire Land						$ 34,000

Note 7 - Property, Plant and Equipment (Detail) - Property, Plant and Equipment (USD $)	Sep. 30, 2012	Mar. 31, 2012
Office equipment	$ 1,396	$ 1,373
Computer equipment	1,067	1,051
Land	934,744	334,599
	$ 937,207

Note 7 - Property, Plant and Equipment (Detail) - Property, Plant and Equipment (USD $)	Sep. 30, 2012	Mar. 31, 2012
Office equipment	$ 1,396	$ 1,373
Computer equipment	1,067	1,051
Land	934,744	334,599
		$ 337,023

Note 8 - Construction in Progress (Detail) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 02, 2009	Mar. 31, 2011	Sep. 30, 2012	Mar. 31, 2010	Aug. 15, 2012
Stock Issued During Period, Shares, Acquisitions (in Shares)	4,025,000	1,097,400	9,876,600	2,000,000
Stock Cancelled During PeriodShares (in Shares)					9,876,600
Construction in Progress, Gross (in Dollars)		$ 6,584,400	$ 658,440		$ 5,925,960

Note 9 - Intangible Assets (Detail) - Intangible Assets (USD $)	3 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Business plan	$ 21,500	$ 21,500

Note 9 - Intangible Assets (Detail) - Intangible Assets (USD $)	3 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Business plan	$ 21,500	$ 21,500

Note 10 - Sycamore Solar Photovoltaic Asset Sale Agreement (Detail) (USD $)	0 Months Ended		5 Months Ended	6 Months Ended	118 Months Ended
	Apr. 05, 2012 acre	Apr. 11, 2012	Sep. 06, 2012	Sep. 30, 2012 acre sqm	Sep. 30, 2011 acre	Oct. 31, 2012 acre	Oct. 24, 2012 acre	Aug. 17, 2012 acre	Jun. 30, 2012 acre	Apr. 25, 2012 acre	Apr. 19, 2012 acre	Apr. 13, 2012 acre	Jun. 30, 2011 acre	May 16, 2011 acre	Mar. 31, 2011 acre	Mar. 17, 2011 acre	Mar. 31, 2010 acre
Area of Land (in Acres)	20			34.07	40	56.03	24.23	34.07	56.03	40	40	40	39.25	39.25	20	20	30
Asset Sale Total Purchase Price	$ 1,726,219
Asset Sale Cash Paid		817,200	909,019
Gain (Loss) on Disposition of Assets				$ (1,723,710)	$ (1,723,710)

Note 11 - Loan From A Shareholder (Detail)	1 Months Ended			3 Months Ended	12 Months Ended		13 Months Ended	18 Months Ended	130 Months Ended
	Sep. 12, 2012	Apr. 18, 2012 USD ($)	Apr. 18, 2012 CAD	Sep. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Feb. 23, 2013	Sep. 30, 2012 CAD	Sep. 30, 2012 USD ($)	Oct. 31, 2012 USD ($)
Increase (Decrease) in Notes Payable, Related Parties		$ 7,021			$ 39,335
Debt Instrument, Interest Rate During Period	12.00%				4.00%		12.00%
Increase (Decrease) in Notes Payable, Related Parties, Current			237,780		66,831
Out-of-Pocket Expense (in Dollars)			1,292
Professional and Contract Services Expense (in Dollars)				23,941	38,409	20,000		48,000	20,928
Interest Payable				$ 100	$ 17,991				$ 100	$ 1,726

Note 12 - Notes Payable (Detail)	Apr. 19, 2015	Oct. 31, 2012 USD ($) acre	Oct. 24, 2012 acre	Sep. 30, 2012 acre	Sep. 30, 2012 USD ($) sqm	Aug. 17, 2012 USD ($) acre	Aug. 10, 2012 CAD	Jun. 30, 2012 acre	Apr. 25, 2012 USD ($) acre	Apr. 19, 2012 acre	Apr. 13, 2012 acre	Apr. 05, 2012 acre	Mar. 31, 2012 USD ($)	Sep. 30, 2011 acre	Jun. 30, 2011 USD ($) acre	May 16, 2011 USD ($) acre	Apr. 19, 2011 USD ($)	Mar. 31, 2011 USD ($) acre	Mar. 17, 2011 USD ($) acre	Mar. 31, 2010 acre
Area of Land (in Acres)		56.03	24.23	34.07	34.07	34.07		56.03	40	40	40	20		40	39.25	39.25		20	20	30
Debt Instrument, Face Amount					$ 235,000	$ 136,000	40,000		$ 349,000				$ 100,090		$ 32,000	$ 32,000	$ 235,000	$ 37,000	$ 37,000
Debt Instrument, Interest Rate, Effective Percentage	6.50%			6.50%	6.50%	6.50%									6.50%	6.50%		6.50%	6.50%
Interest Payable		$ 1,726			$ 100								$ 17,991

Note 12 - Notes Payable (Detail) - Notes Payable (USD $)	Sep. 30, 2012	Mar. 31, 2012
Twentynine Palms North		$ 32,084
Joshua Tree East	170,000	170,000
Adelanto West	235,551
Yucca Valley East	136,366
	541,917	202,084
Current
Newberry Springs	37,100	37,100
Twentynine Palms North	32,084
	69,184	37,100
Total	$ 611,101	$ 239,184

Note 13 - Promissory Note (Detail)	1 Months Ended	12 Months Ended	13 Months Ended
	Sep. 12, 2012 CAD	Mar. 31, 2012 USD ($)	Feb. 23, 2013	Sep. 30, 2012 USD ($)	Aug. 17, 2012 USD ($)	Aug. 10, 2012 CAD	Apr. 25, 2012 USD ($)	Jun. 30, 2011 USD ($)	May 16, 2011 USD ($)	Apr. 19, 2011 USD ($)	Mar. 31, 2011 USD ($)	Mar. 17, 2011 USD ($)
Debt Instrument, Face Amount		$ 100,090		$ 235,000	$ 136,000	40,000	$ 349,000	$ 32,000	$ 32,000	$ 235,000	$ 37,000	$ 37,000
Debt Instrument, Interest Rate During Period	12.00%	4.00%	12.00%
Debt Instrument, Periodic Payment, Interest	408

Note 14 - Convertible Promissory Notes (Detail)	1 Months Ended				2 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended	13 Months Ended	130 Months Ended
	Sep. 12, 2012	Apr. 19, 2012 USD ($)	Apr. 19, 2012 CAD	Feb. 23, 2012 CAD	Apr. 20, 2012 CAD	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CAD	Apr. 20, 2012 CAD	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Mar. 31, 2012	Feb. 23, 2013 CAD	Sep. 30, 2012 USD ($)	Feb. 23, 2012 USD ($)	Feb. 02, 2012 CAD	Mar. 31, 2011 USD ($)
Convertible Notes Payable, Current															$ 50,000	50,000	$ 15,198
Warrants Issued During Period, Warrants (in Shares)						83,333	83,333					83,333			83,333	83,333
Total Convertible Notes Payable February 2012				100,000
Debt Instrument, Interest Rate During Period	12.00%											4.00%	12.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				0.75									0.6
Allocated Amount for the Value of the Embedded Convertible Beneficial Conversion Feature				43,429
Allocated Amount for the Value of the Warrants				56,571
Amortization of Debt Discount (Premium)		5,302	5,356			15,184	15,198
Repayments of Notes Payable								50,000
Debt Instrument, Convertible, Interest Expense					937			1,282
Repayments of Convertible Debt					50,000
Financing Interest Expense			80,237						$ 2,169	$ 430	$ 4,551			$ 28,303

Note 14 - Convertible Promissory Notes (Detail) - Discount on Issuance Convertible Promissory Notes	Oct. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)	Aug. 17, 2012 USD ($)	Aug. 10, 2012 CAD	Apr. 25, 2012 USD ($)	Mar. 31, 2012 USD ($)	Jun. 30, 2011 USD ($)	May 16, 2011 USD ($)	Apr. 19, 2011 USD ($)	Mar. 31, 2011 USD ($)	Mar. 17, 2011 USD ($)
Face value		$ 235,000	$ 136,000	40,000	$ 349,000	$ 100,090	$ 32,000	$ 32,000	$ 235,000	$ 37,000	$ 37,000
Effective interest (137%)	1,726	100				17,991
						$ 15,198

Note 15 - Stockholders' Equity (Detail)	0 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended									118 Months Ended	130 Months Ended											3 Months Ended
	Mar. 31, 2011 USD ($)	Nov. 02, 2009	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Mar. 31, 2012 CAD	Mar. 31, 2011 CAD	Mar. 31, 2010 USD ($)	Mar. 31, 2008 USD ($)	Mar. 31, 2007 USD ($)	Mar. 31, 2006 USD ($)	Mar. 31, 2005 USD ($)	Mar. 31, 2004 USD ($)	Mar. 31, 2003 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Feb. 02, 2017 CAD	Feb. 02, 2013 CAD	Sep. 30, 2012 CAD	Mar. 31, 2012 USD ($)	Feb. 29, 2012 USD ($)	Feb. 23, 2012	Feb. 02, 2012	Oct. 31, 2011 USD ($)	May 31, 2011 USD ($)	Dec. 31, 2001 USD ($)	Dec. 31, 2001 Shares Issued USD ($)	Dec. 31, 2001 Price Paid per Share USD ($)
Stock Issued During Period, Shares, Issued for Cash (in Shares)									212,500			1,000,000		1,910,000	500,006	500,004													6,750,000
Sale of Stock, Price Per Share (in Dollars per share and Dollars per share)	$ 1.05				$ 1.05				0.402	$ 0.025	$ 0.0485	$ 0.044	$ 0.042		$ 0.0835	$ 0.0725					0.6									$ 0.0002
Issuance of Stock and Warrants for Services or Claims											$ 2,548		$ 16,586		$ 1,851	$ 1,615	$ 26,301												$ 75,000
Stock Issued During Period, Shares, Other (in Shares)																													6,750,000
Additional Paid in Capital, Common Stock								100,000								12,916												352,337
Issued During Period, Unit, Issued for Cash (in Shares)						350,000		350,000						1,200,000		235,294
Sale of Unit, Price per Unit								0.6						0.039		0.055
Capital Paid								210,000	85,000		2,548	43,948	12,578	47,054	41,644	36,326					210,000
Stock Issued During Period, Shares, Conversion of Warrants													0.042			235,294
Exercise Price of Warrant								0.75						0.039		0.055			0.75		0.75
Stock Issued During Period, Shares, Acquisitions (in Shares)		4,025,000			1,097,400	9,876,600				2,000,000
Fees and Commissions, Other (in Dollars)									7,500
Professional Fees (in Dollars)			19,214	18,136		49,468	40,865		6,807									398,867
Property, Plant and Equipment, Additions	76,818,000		1,097,400														(1,871)
Shareholders Equity and Construction in Progress					6,584,400
Warrants Not Settleable in Cash, Fair Value Disclosure																						93,652	56,966			4,501	90,628
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share)			$ 0.6			$ 0.6												$ 0.6
Restricted Shares Outstanding			10,226,900			10,226,900												10,226,900
Promissory Note Issued During Period (in Dollars)								50,000
Warrants Issued During Period, Warrants (in Shares)																						83,333		83,333	83,333
Convertible Price Per Share (in Dollars)																				0.6
Warrants and Rights Outstanding	$ 350,000		$ 533,666		$ 350,000	$ 533,666												$ 533,666				$ 350,000

Note 15 - Stockholders' Equity (Detail) - Changes in Stock Options	18 Months Ended
Sep. 30, 2012
745,000
Expired	(5,000)

Note 15 - Stockholders' Equity (Detail) - Outstanding and Exercisable Options	Sep. 30, 2012	Mar. 31, 2012
	0.065	0.065

Note 15 - Stockholders' Equity (Detail) - Outstanding and Exercisable Options	Sep. 30, 2012	Mar. 31, 2012
	0.065	0.065

Note 15 - Stockholders' Equity (Detail) - Fair Value of Warrants	12 Months Ended
Mar. 31, 2012
Dividend yield	0.00%

Note 15 - Stockholders' Equity (Detail) - Warrants Outstanding (USD $)	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
	$ 533,666	$ 350,000	$ 350,000
	$ 533,666	$ 350,000	$ 350,000

Note 15 - Stockholders' Equity (Detail) - Warrants Outstanding (USD $)	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
	$ 533,666	$ 350,000	$ 350,000
	$ 533,666	$ 350,000	$ 350,000

Note 17 - Related Party Transactions (Detail)	3 Months Ended	6 Months Ended	12 Months Ended		18 Months Ended	130 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Sep. 30, 2012 CAD	Sep. 30, 2012 USD ($)
Noninterest Expense Directors Fees	$ 297	$ 297	$ 413
Professional and Contract Services Expense	23,941		38,409	20,000	48,000	20,928
Accounts Payable			49,233
Notes Payable			$ 17,991

Note 18 - Commitments (Detail)	0 Months Ended					3 Months Ended				6 Months Ended		12 Months Ended				18 Months Ended		118 Months Ended	130 Months Ended
	Oct. 31, 2012 USD ($) acre	Oct. 11, 2012 USD ($)	Sep. 30, 2012 USD ($) sqm acre	Mar. 31, 2011 USD ($) acre	Nov. 02, 2009 USD ($)	Sep. 30, 2012 USD ($) sqm acre	Mar. 31, 2012 USD ($)	Sep. 30, 2011 USD ($) acre	Mar. 31, 2011 USD ($) acre	Sep. 30, 2012 USD ($) sqm acre	Sep. 30, 2011 USD ($) acre	Mar. 31, 2012 USD ($)	Mar. 31, 2011 USD ($) acre	Mar. 31, 2011 CAD	Mar. 31, 2010 USD ($) acre	Sep. 30, 2012 CAD sqm	Sep. 30, 2011 USD ($) acre	Sep. 30, 2011 USD ($) acre	Sep. 30, 2012 USD ($) sqm acre	Oct. 24, 2012 USD ($) acre	Aug. 17, 2012 USD ($) acre	Aug. 15, 2012 USD ($)	Aug. 10, 2012 CAD	Jun. 30, 2012 acre	Apr. 25, 2012 USD ($) acre	Apr. 19, 2012 acre	Apr. 13, 2012 acre	Apr. 05, 2012 acre	Aug. 08, 2011 USD ($)	Jun. 30, 2011 USD ($) acre	May 16, 2011 USD ($) acre	Apr. 19, 2011 USD ($)	Mar. 17, 2011 USD ($) acre	Mar. 31, 2008 USD ($)	Mar. 31, 2007 USD ($)	Mar. 31, 2006 USD ($)	Mar. 31, 2004 USD ($)	Mar. 31, 2003 USD ($)
Contractual Obligation				$ 76,818,000					$ 76,818,000				$ 76,818,000																$ 80,000,000
Stock Issued During Period, Value, Acquisitions									11,522,700						21,638
Stock Issued During Period, Shares, Acquisitions (in Shares)					4,025,000				1,097,400	9,876,600					2,000,000
Sale of Stock, Price Per Share (in Dollars per share)				$ 1.05					$ 1.05				$ 1.05	0.402	$ 0.025	0.6																		$ 0.0485	$ 0.044	$ 0.042	$ 0.0835	$ 0.0725
Fair Value Assumptions, Exercise Price (in Dollars per share)				$ 0.6	$ 0.065				$ 0.6				$ 0.6
Construction in Progress, Gross			658,440	6,584,400		658,440			6,584,400	658,440			6,584,400						658,440			5,925,960
Property, Plant and Equipment, Additions				76,818,000		1,097,400												(1,871)
Stock Cancelled During PeriodShares (in Shares)																						9,876,600
Professional and Contract Services Expense						23,941						38,409	20,000			48,000			20,928
Area of Land (in Acres) (in Acres)	56.03		34.07	20		34.07		40	20	34.07	40		20	20	30	34.07	40	40	34.07	24.23	34.07			56.03	40	40	40	20		39.25	39.25		20
Purchase Price of Land																				86,683					350,000
Escrow Deposit																				1,000					1,000
Debt Instrument, Face Amount			235,000	37,000		235,000	100,090		37,000	235,000		100,090	37,000						235,000		136,000		40,000		349,000					32,000	32,000	235,000	37,000
Professional Fees						19,214		18,136		49,468	40,865			6,807					398,867
Interest Paid	1,784		1,726							34,994							7,765	52,630
Interest Payable	1,726		100			100	17,991			100		17,991							100
		10,000				72,857	30,000	25,000		116,157	41,733								233,027
Construction and Development Costs										$ 37,604

Note 19 - Subsequent Events (Detail) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended				6 Months Ended			15 Months Ended		130 Months Ended
	Oct. 11, 2012	Oct. 24, 2012 acre sqm	Sep. 30, 2012 acre sqm	Mar. 31, 2012	Sep. 30, 2011 acre	Mar. 31, 2011 acre	Sep. 30, 2012 acre sqm	Sep. 30, 2011 acre	Jun. 30, 2011 acre	Sep. 30, 2012 acre sqm	Jun. 30, 2011 acre	Sep. 30, 2012 acre sqm	Oct. 31, 2012 acre	Aug. 17, 2012 acre	Jun. 30, 2012 acre	Apr. 25, 2012 acre	Apr. 19, 2012 acre	Apr. 13, 2012 acre	Apr. 05, 2012 acre	May 16, 2011 acre	Mar. 17, 2011 acre	Mar. 31, 2010 acre
	$ 10,000		$ 72,857	$ 30,000	$ 25,000		$ 116,157	$ 41,733				$ 233,027
Area of Land (in Acres) (in Acres)		24.23	34.07		40	20	34.07	40	39.25	34.07	39.25	34.07	56.03	34.07	56.03	40	40	40	20	39.25	20	30
Purchase Price of Land		86,683														350,000
Escrow Deposit		1,000														1,000
Payments to Acquire Land Held-for-use		85,683				8,000			8,000	165,000	30,000
Business Acquisition, Purchase Price Allocation, Current Assets		$ 1,250,000